SIGNIFICANT ACCOUNTING POLICIES (Table)	12 Months Ended
Jan. 31, 2019
Significant Accounting Policies Table Abstract
Property and equipment decline

Property and equipment are depreciated annually using the following methods and rates:

Buildings	10% declining balance
Computer hardware	20% declining balance
Equipment	20% declining balance
Vehicles	5 years straight line

Schedule of Earnings (loss) per share

The calculations for basic and diluted earnings (loss) per share are as follows:

	2019	2018	2017
Net income (loss) for the period	$704,296	$2,015,340	$(981,139)
Basic weighted average number of shares outstanding	48,672,608	47,570,158	48,396,734
Dilutive stock options	700,150	606,119	-
Dilutive warrants	453,671	2,333,005	-
Diluted weighted average number of shares outstanding	49,826,429	50,509,282	48,396,734
Basic earnings per share	$0.01	$0.04	$(0.02)
Diluted earnings per share	$0.01	$0.04	$(0.02)